OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
NOTE 21: -	OPERATING SEGMENTS

a.	General:

The Company operates across several market segments, including human health, agriculture, and other industrial applications. The agriculture segment consists of the certain parent Company’s activities and two of the Company's subsidiaries, Lavie Bio Ltd. and AgPlenus Ltd. The human health segment consists of the Company's subsidiaries, Biomica Ltd. and Canonic Ltd. The industrial applications segment consists of the Company's subsidiary Casterra Ag Ltd. The segments were determined on the basis of information considered by the Chief Operating Decision-Maker (“CODM”) for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Agriculture segment	-	Develops seed traits, ag-chemical products, and ag-biological products to improve plant performance.

Industrial applications segment	-	Develops improved castor bean seeds to serve as a feedstock source for other industrial uses.

Human health segment	-	Discovers and develops human microbiome-based therapeutics and cannabis activity.

Unallocated	-	Other corporate expenses and general development of enabling technologies discovery and optimization.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions and exclude share-based compensation charges as they are not considered in the internal operating plans and measurement of the segment’s financial performance.

b.	The following table presents our revenues and operating loss by segments:

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2021
Revenues	$628	$40	$183	$79	$930

Operating loss	$(12,248)	$(169)	$(10,087)	$(8,449)	$(30,953)

Net financing income					$521

Loss before taxes on income					$(30,432)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2020
Revenues	$862	$33	$75	$70	$1,040

Operating loss	$(8,687)	$(333)	$(4,669)	$(11,125)	$(24,814)

Net financing expenses					$(1,360)

Loss before taxes on income					$(26,174)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2019
Revenues	$651	$26	$-	$76	$753

Operating loss	$(10,062)	$(419)	$(3,219)	$(7,466)	$(21,166)

Net financing income					$2,075

Loss before taxes on income					$(19,091)

c.	Major customers:

Revenues from major customers each of whom amounts to 10% or more of total revenues. The revenues from major customers detailed below were recorded in the Agriculture segment:

	Year ended December 31,
	2021	2020	2019

Customer A (subsidiary shareholder)	35%	48%	33%
Customer B	-	-	24%
Customer C	-	-	13%
Customer D	*) -	*)-	13%
Customer E	20%	17%	-
Customer F	17%	-	-

*) Represents an amount lower than 10%.

See also Note 22a.

d.	Geographical information:

Revenues based on the location of the customers, are as follows:

	Year ended December 31,
	2021	2020	2019

United States	56%	65%	33%
Israel	38%	22%	35%
Brazil	2%	11%	28%
Other	4%	2%	4%

	100%	100%	100%

The carrying amounts of non-current assets (right-of-use-assets, property, plant and equipment property and intangible assets) in the Company's country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	December 31,
	2021	2020	2019

United States	81%	82%	79%
Israel	19%	18%	21%

	100%	100%	100%